Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue [Line Items]
Total revenue	$ 37,054	$ 22,239	$ 18,460
Services [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue [Line Items]
Total revenue	36,965	21,937	18,064
Licenses [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue [Line Items]
Total revenue	25	250	250
Royalties [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue [Line Items]
Total revenue	$ 64	$ 52	$ 146